Uncertainties (Details Narrative) - shares				1 Months Ended
	Nov. 11, 2019	Oct. 14, 2019	Aug. 19, 2019	Nov. 30, 2019
Robert Holden, President, CEO and Director [Member]
Uncertainties of concern, description		Robert Holden, the Company's former CEO, filed a Petition and Application for Temporary Restraining Order in the District Court of Harris County, Texas against the Company stating that the Company is blocking Mr. Holden's legal right to trade his shares in the open market and further attempting to stake his claim that he maintains his rights to the 3,800,000 shares he received in connection with his acceptance as CEO of the Company on or around May 31, 2018.
Number of common stock recover for legal action			3,800,000
Winfred Fields [Member]
Uncertainties of concern, description	The Company executed an exchange agreement with Mr. Fields on or around April 12, 2019 whereby Mr. Fields was required to tender to the Company a total of 650,000 of the 750,000 shares of the Company's common stock that Mr. Fields then owned (the "Exchanged Shares") in exchange for a promissory note with a maturity date of April 12, 2021 payable in the amount of $42,500 (the "Fields Note") (see also "Note 2 - Organization, Ownership and Business"). The Exchange Agreement required that Mr. Fields immediately return the stock certificates for the Exchanged Shares to the Company or its designated agent for immediate cancellation and for Mr. Fields to retain the remaining 100,000 shares.
Number of common stock recover for legal action				650,000